UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
September 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--59.0%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.33%, 3/29/10	50,000,000	50,000,000
Bank of America N.A.
0.71%, 12/21/09 - 12/22/09	450,000,000	450,000,000
Bank of Ireland (Yankee)
0.93% - 1.90%, 10/6/09 - 12/23/09	300,000,000 a	300,000,000
Bank of Montreal (Yankee)
0.25%, 12/10/09	137,000,000	137,000,000
Bank of Nova Scotia (Yankee)
0.31%, 3/29/10	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.28% - 0.35%, 11/16/09 - 12/15/09	450,000,000	450,000,000
Barclays Bank PLC (Yankee)
0.40% - 0.55%, 11/10/09 - 4/2/10	450,000,000	450,000,000
Calyon NA (Yankee)
0.45% - 0.55%, 10/9/09 - 11/2/09	500,000,000	500,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.32% - 0.55%, 10/1/09 - 11/9/09	200,000,000	200,000,000
Credit Industriel et Commercial (Yankee)
0.33% - 0.48%, 10/28/09 - 12/15/09	475,000,000	475,001,498
DZ Bank AG (Yankee)
0.35%, 10/15/09	300,000,000	300,000,000
Fortis Bank (Yankee)
0.38%, 11/5/09	500,000,000	500,000,000
ING Bank N.V. (London)
0.35%, 11/12/09	200,000,000	200,000,000
Lloyds TSB Bank PLC (Yankee)
0.50%, 10/9/09	100,000,000	100,000,000
Mizuho Corporate Bank (Yankee)
0.38%, 10/13/09	200,000,000	200,000,000
Natixis (Yankee)
0.75%, 10/5/09	300,000,000	300,000,000
Royal Bank of Scotland PLC (Yankee)
0.55%, 10/6/09 - 10/16/09	475,000,000	475,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.38%, 10/20/09	200,000,000	200,000,000
UBS AG (Yankee)
0.28% - 0.67%, 10/2/09 - 12/28/09	450,000,000	450,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,787,001,498)		5,787,001,498
Commercial Paper--14.0%
Abbey National North America LLC
0.08%, 10/1/09	300,000,000	300,000,000
Danske Corp., Inc.
0.35%, 10/1/09	47,000,000 a	47,000,000
General Electric Capital Services Inc.

0.27% - 0.31%, 10/13/09 - 12/2/09	450,000,000	449,899,250
ING (US) Funding LLC
0.25%, 12/1/09	175,000,000	174,925,868
JPMorgan Chase & Co.
0.05%, 10/1/09	200,000,000	200,000,000
JPMorgan Chase Funding
0.30%, 11/9/09	200,000,000 a	199,935,000
Total Commercial Paper
(cost $1,371,760,118)		1,371,760,118
Corporate Note--.3%
Bank of America Corp.
0.25%, 10/1/09
(cost $25,000,000)	25,000,000	25,000,000
U.S. Government Agency--3.1%
Federal Home Loan Mortgage Corp.
0.49%, 10/16/09
(cost $300,000,000)	300,000,000 [b,c]	300,000,000
Time Deposits--14.8%
KBC Bank N.V. (Grand Cayman)
0.06%, 10/1/09	400,000,000	400,000,000
Natixis (Grand Cayman)
0.03%, 10/1/09	150,000,000	150,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.08%, 10/1/09	400,000,000	400,000,000
U.S. Bank NA (Grand Cayman)
0.10%, 10/1/09	400,000,000	400,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.02%, 10/1/09	100,000,000	100,000,000
Total Time Deposits
(cost $1,450,000,000)		1,450,000,000
Repurchase Agreement--3.9%
Barclays Financial LLC
0.02%, dated 9/30/09, due 10/1/09 in the amount of
$384,000,213 (fully collateralized by $398,656,500
U.S. Treasury Notes, 1.50%, due 12/31/13, value
$391,680,011)
(cost $384,000,000)	384,000,000	384,000,000
Asset-Backed Commercial Paper--7.4%
CAFCO LLC
0.32%, 1/13/10	150,000,000 a	149,861,333
CHARTA LLC
0.32% - 0.38%, 10/16/09 - 11/17/09	300,000,000 a	299,926,556
CIESCO LLC
0.32%, 1/13/10	30,000,000 a	29,972,267
Gemini Securitization Corp., LLC
0.10%, 10/1/09	150,000,000 a	150,000,000
Govco Inc.
0.27%, 12/22/09	92,000,000 a	91,943,420
Total Asset-Backed Commercial Paper
(cost $721,703,576)		721,703,576
Total Investments (cost $10,039,465,192)	102.5%	10,039,465,192

Liabilities, Less Cash and Receivables	(2.5%)	(246,644,329)
Net Assets	100.0%	9,792,820,863

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $1,268,638,576 or 13.0% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	10,039,465,192
Level 3 - Significant Unobservable Inputs	-
Total	10,039,465,192

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund
September 30, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--48.6%	of Purchase (%)	Amount ($)	Value ($)
10/29/09	0.18	400,000,000	399,945,556
11/5/09	0.32	100,000,000	99,968,889
11/19/09	0.30	200,000,000	199,918,333
12/3/09	0.25	300,000,000	299,871,375
12/10/09	0.32	200,000,000	199,875,555
12/17/09	0.32	100,000,000	99,931,556
12/24/09	0.34	100,000,000	99,920,667
6/17/10	0.31	100,000,000	99,776,972
Total U.S. Treasury Bills
(cost $1,499,208,903)			1,499,208,903

Repurchase Agreements--51.4%
Banc of America Securities LLC
dated 9/30/09, due 10/1/09 in the amount of
$94,000,078 (fully collateralized by $96,869,300
Treasury Inflation Protected Securities, 1.38%, due
7/15/18, value $95,880,080)	0.03	94,000,000	94,000,000
Barclays Financial LLC
dated 9/30/09, due 10/1/09 in the amount of
$40,000,022 (fully collateralized by $35,475,100
Treasury Inflation Protected Securities, 1.63%, due
1/15/15, value $40,800,061)	0.02	40,000,000	40,000,000
BNP Paribas
dated 9/30/09, due 10/1/09 in the amount of
$400,000,222 (fully collateralized by $103,337,000
Treasury Inflation Protected Securities, 2.38%, due
4/15/11, value $116,540,247, $37,080,900 U.S.
Treasury Bills, due 7/15/10, value $36,985,639 and
$255,964,900 U.S. Treasury Notes, 1%-3.50%, due
8/31/11-2/15/18, value $254,474,137)	0.02	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc.
dated 9/30/09, due 10/1/09 in the amount of
$400,000,111 (fully collateralized by $72,358,200
Treasury Inflation Protected Securities, 2%, due 7/15/14,
value $86,044,362, $141,537,100 U.S. Treasury Bonds,
5.50%-11.25%, due 2/15/15-8/15/28, value $186,961,556
and $134,376,600 U.S Treasury Notes, 1.88%-3.88%,
due 7/15/10-2/28/14, value $134,994,160)	0.01	400,000,000	400,000,003
Deutsche Bank Securities
dated 9/30/09, due 10/1/09 in the amount of
$250,000,278 (fully collateralized by $249,990,200
U.S. Treasury Notes, 3.50%, due 12/15/09-2/15/18,
value $255,000,047)	0.04	250,000,000	250,000,000
Morgan Stanley

dated 9/30/09, due 10/1/09 in the amount of
$400,000,222 (fully collateralized by $124,381,400
U.S. Treasury Bonds, 9.25%-11.75%, due
11/15/09-2/15/16, value $176,388,374 and $224,355,700
U.S. Treasury Notes, 3.63%, due 8/15/19, value
$231,611,644)	0.02	400,000,000	400,000,000
Total Repurchase Agreements
(cost $1,584,000,000)			1,584,000,000
Total Investments (cost $3,083,208,903)		100.0%	3,083,208,903
Cash and Receivables (Net)		.0%	278,159
Net Assets		100.0%	3,083,487,063

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,083,208,903
Level 3 - Significant Unobservable Inputs	-
Total	3,083,208,903

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
September 30, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.0%	of Purchase (%)	Amount ($)	Value ($)
10/8/09	0.17	270,114,000	270,105,334
10/15/09	0.17	209,745,000	209,731,501
10/22/09	0.11	45,500,000	45,497,187
10/29/09	0.17	269,000,000	268,964,794
11/5/09	0.31	25,000,000	24,992,587
11/12/09	0.04	56,800,000	56,797,680
11/27/09	0.31	30,000,000	29,985,275
12/17/09	0.10	90,460,000	90,440,116
12/31/09	0.25	64,000,000	63,959,176
4/1/10	0.24	73,000,000	72,913,272
Total Investments (cost $1,133,386,922)		100.0%	1,133,386,922
Cash and Receivables (Net)		.0%	162,858
Net Assets		100.0%	1,133,549,780

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,133,386,922
Level 3 - Significant Unobservable Inputs	-
Total	1,133,386,922

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                 (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)